Cover	Sep. 23, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 23, 2026
Entity Registrant Name	Flotek Industries, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-13270
Entity Tax Identification Number	90-0023731
Entity Address, Address Line One	5775 N. Sam Houston Parkway W., Suite 400
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77086
City Area Code	(713)
Local Phone Number	849-9911
Soliciting Material	false
Written Communications	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	FTK
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000928054
Amendment Flag	false
Entity Addresses [Line Items]
City Area Code	(713)
Local Phone Number	849-9911
Document Period End Date	Sep. 23, 2026